RECENT DEVELOPMENTS	6 Months Ended	9 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Recent Developments
RECENT DEVELOPMENTS

NOTE 2 - RECENT DEVELOPMENTS

Change in Fiscal Year

During 2023, our Board of Directors approved a change in our fiscal year end from March 31 to December 31. Our results of operations, cash flows, and all transactions impacting shareholders’ equity presented in this Quarterly Report on Form 10-Q as of June 30, 2024 are for the three and six month periods ended June 30, 2024 and 2023.

ATM Offering June 2024

On June 26, 2024, the Company entered into an At-The-Market Issuance Sales Agreement (the “Sales Agreement”) with Ascendiant Capital markets, LLC, as sales agent (the “Agent”), pursuant to which the Company could offer and sell, from time to time, through the Agent (the “ATM Offering”), up to approximately $1,100,000 in shares of the Company’s common stock. On July 8, 2024, the Company entered into the First Amendment to the Sales Agreement (the “Amendment”) to increase the number of shares to be sold in the ATM Offering to $2,020,000. On August 9, 2024, the Company entered into the Second Amendment to the Sales Agreement (the “Amendment”) to increase the number of shares to be sold in the ATM Offering to $3,100,000. For the three and six months ended June 30, 2024, the Company had not yet sold any shares of its common stock from this ATM Offering. Pursuant to the agreement, the Agent is to be paid $30,000 in fees to cover legal and administrative expenses and will receive an amount equal to 3% of the gross proceeds from each sale of the Company’s share of common stock.

Subsequent to June 30, 2024 and through August 16, 2024 (the last trading day prior to filing), the Company sold 1,657,172 shares of common stock under the ATM offering, and received net proceeds from the ATM of approximately $1,676,000 after payment of brokerage commissions and administrative fees to the agent of approximately $51,000.

Asset Purchase

On June 11, 2024, the Company and its wholly owned subsidiary SemiCab Holdings, LLC, a Nevada limited liability company (“SemiCab LLC” and collectively with the Company, the “Buyer”), SemiCab, Inc., a Delaware corporation (“SemiCab” or the “Seller”), Ajesh Kapoor and Vivek Sehgal entered into an asset purchase agreement (the “Asset Purchase Agreement”) pursuant to which the Seller agreed to sell and assign to the Company, and the Company agreed to purchase and assume from the Seller, substantially all the assets, and certain specified liabilities relating to the business of the Seller. Subject to certain exceptions set forth in the Asset Purchase Agreement, the parties agreed that the Buyer will not assume the liabilities of the Seller. SemiCab is an artificial intelligence, cloud-based collaborative transportation platform built to achieve the scalability required to predict and optimize semi-tractor trailer load efficiency.

On July 3, 2024, the parties closed on the asset purchase whereby the Company issued to the Seller (i) 641,806 shares of the Company’s common stock (ii) a twenty percent (20%) membership interest in SemiCab LLC.

Pursuant to the asset acquisition agreement, the Company and Seller entered into an option agreement (the “Option Agreement”), granting the Buyer the right to acquire all of the issued and outstanding capital securities of SMCB Solutions Private Limited, a wholly owned subsidiary of the Seller, in consideration for 320,903 shares of common stock of the Company. The Option Agreement has not been exercised through the date of this filing.

The Singing Machine Company, Inc.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

(Unaudited)

Private Placement

On November 20, 2023, the Company entered into an agreement to sell $2,000,000 in common stock through a private placement of common stock (the “Private Placement”). The Private Placement was completed with two Affiliates, (Stingray Group, Inc. and Jay Foreman), both of which were existing shareholders with Board representation. The Private Placement was completed at $0.91 per share of common stock, with a total of approximately 2,198,000 shares issued. Net proceeds from the transaction were approximately $1,900,000, net of transaction fees of approximately $100,000. During the six-month period after the closing date, the purchasers may make a written request for registration under the Securities Act of all or any portion of the shares purchased. During the six months ended June 30, 2024, Jay Foreman has made a written request to register his 1,099,000 shares.

Hospitality Lease

On August 23, 2023, MICS NY entered into an Agreement of Lease (the “Lease Agreement”) with OAC 111 Flatiron, LLC and OAC Adelphi, LLC (the “Landlord”), pursuant to which MICS NY agreed to lease approximately 10,000 square feet of ground floor retail space and a portion of the basement underneath the ground floor retail space in the property located at 111 West 24th Street, New York, New York (the “Premises”).

The term of the Lease Agreement is for fifteen (15) years, or on such an earlier date upon which the term shall expire, be canceled or terminated pursuant to any of the conditions or covenants of the Lease Agreement. Pursuant to the Lease Agreement, MICS NY is obligated to pay an initial base rent in the amount of $30,000 beginning August 1, 2024, with scheduled increases over the term, as set forth in the Lease Agreement.

During the three months ended June 30, 2024, the Company abandoned its plans to continue use of the leased space due to failure to receive a liquor license. Consequently, the Company exercised its early termination provision of the Lease Agreement which was not accepted by the Landlord. While attempting to settle, the Company failed to make the first recurring cash lease payment due on July 31, 2024, and as a result defaulted on the lease. Due to the abandonment of the lease, all assets related to the lease were impaired. Assets including security deposits, rent deposits and right of use assets of approximately $3,878,000 have been written off during the three months ended June 30, 2024 and are included as a component of operating expenses in the accompanying condensed consolidated statements of operations.

On July 26, 2024, OAC 111 Flatiron, LLC and OAC Adelphi, LLC, filed a civil action in the Supreme Court of the State of New York against MICS NY and the Company (“the Defendants”) for alleged breach of lease, seeking monetary damages including unpaid rent, future unpaid rent, and other expenses related to the lease. The complaint alleges the Defendants breached the lease in various material respects. Based on the Company’s assessment of the facts underlying the claims, the uncertainty of litigation, and the preliminary stage of the case, the Company cannot reasonably estimate the potential loss or range of loss that may result from this action.

NOTE 2 - RECENT DEVELOPMENTS

Change in Fiscal Year

During 2023, our Board of Directors approved a change in our fiscal year end from March 31 to December 31. Our results of operations, cash flows, and all transactions impacting shareholders’ equity presented in this Transition Report on Table of Contents Form 10-KT are for the nine-month period ended December 31, 2023 (“transition period”), and our fiscal years 2023 and 2022 are for the twelve months ended March 31, 2023, and March 31, 2022, unless otherwise noted.

Private Placement

On November 20, 2023, the Company entered into an agreement to sell $2,000,000 in common stock through a private placement of common stock (the “Private Placement”). The Private Placement was completed with two Affiliates, (Stingray Group, Inc. and Jay Foreman), both of which were existing shareholders with Board representation. The Private Placement was completed at $0.91 per share of common stock, with a total of approximately 2,198,000 shares issued. Net proceeds from the transaction were approximately $1,900,000, net of transaction fees of approximately $100,000. During the six-month period after the closing date, the purchasers may make a written request for registration under the Securities Act of all or any portion of the shares purchased.

Hospitality Lease

On August 23, 2023, MICS NY entered into an Agreement of Lease (the “Lease Agreement”) with OAC 111 Flatiron, LLC and OAC Adelphi, LLC (the “Landlord”), pursuant to which MICS NY agreed to lease approximately 10,000 square feet of ground floor retail space and a portion of the basement underneath the ground floor retail space in the property located at 111 West 24th Street, New York, New York (the “Premises”).

The term of the Lease Agreement is for fifteen (15) years, or on such an earlier date upon which the term shall expire, be canceled or terminated pursuant to any of the conditions or covenants of the Lease Agreement. Pursuant to the Lease Agreement, MICS NY is obligated to pay an initial base rent in the amount of $30,000 beginning August 1, 2024, with scheduled increases over the term, as set forth in the Lease Agreement.

In March 2024, the Company initiated the termination of this lease under certain provisions made available under the Lease Agreement. The Landlord and the Company are in active discussions as to the terms of the lease termination however as of this filing, it is too early in the negotiation process to estimate any potential loss, if any, related to the lease termination process.

ATM Offering

On February 15, 2023, the Company entered into an At-The-Market Issuance Sales Agreement (the “Sales Agreement”) with Aegis Capital Corp, as sales agent (the “Agent”), pursuant to which the Company could offer and sell, from time to time, through the Agent (the “ATM Offering”), up to approximately $1,800,000 in shares of the Company’s common stock. For the nine months ended December 31, 2023, and fiscal year ended March 31, 2023, the Company received net proceeds of approximately $1,654,000 and $36,000, respectively, after payment of brokerage commissions and administrative fees to the agent. As of May 12, 2023, the Company terminated the Sales Agreement.